AEGON/TRANSAMERICA SERIES TRUST

Mercury Large Cap Value

Supplement dated October 27, 2006 to the currently effective Prospectus, as previously supplemented

The following information supplements, amends and replaces the information in the Prospectus regarding Mercury Large Cap Value (the “portfolio”):

On October 1, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. completed a transaction to merge Merrill Lynch’s investment management business, operated by certain affiliates including the portfolio’s sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury”), and BlackRock, Inc. to create a new independent company, BlackRock Investment Management, LLC (“BlackRock”). The transaction was deemed to result in an “assignment” of the sub-advisory agreement between Mercury and Transamerica Fund Advisors, Inc. (“TFAI”), the investment adviser to the portfolio, which caused the sub-advisory agreement to terminate.

The Board of Trustees of the portfolio has approved a new sub-advisory agreement between TFAI and BlackRock. The portfolio’s sub-advisory agreement with BlackRock has substantially the same terms as the sub-advisory agreement with Mercury, including the services provided and the sub-advisory fee to be paid by TFAI to BlackRock, except that for purposes of calculating the investment sub-advisory fee payable to BlackRock, average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica IDEX Mutual Funds. There has been no change to the investment management teams or the investment programs of the portfolio.

Effective on October 27, 2006, all references to the portfolio in the Prospectus are hereby changed as follows:

Original Name           New Name

                Mercury Large Cap ValueBlackRock Large Cap Value

In addition, all references to Mercury in the Prospectus are replaced with references to:

BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

An Information Statement will be sent to shareholders to discuss the appointment of BlackRock in more detail.

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Salomon All Cap

The following information supplements, amends and replaces the information in the Prospectus regarding Salomon All Cap (the “portfolio”):

Effective October 27, 2006, the Board of Trustees approved the replacement of the portfolio’s sub-adviser, Salomon Brothers Asset Management, Inc. (“Salomon”), by ClearBridge Advisors, LLC (“ClearBridge”). Each of Salomon and ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. There has been no change to the investment management team, investment program, or investment advisory and sub-advisory fees of the portfolio.

Effective October 27, 2006, all references to the portfolio in the Prospectus are hereby changed as follows:

Original Name           New Name

                Salomon All CapLegg Mason Partners All Cap

In addition, all references to Salomon in the Prospectus are replaced with references to:

ClearBridge Advisors, LLC, 399 Park Avenue, New York, NY 10022.

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MFS High Yield

The following information replaces the second paragraph that currently appears under “Management – Portfolio Managers” on Page MFSHY-5 of the prospectus:

David P. Cole, CFA Vice President of MFS, has served as Portfolio Manager of the portfolio since October 2006 and has been employed in the investment management area of MFS since 2004. Mr. Cole joined MFS in 2004 as a high-yield fixed-income research analyst. Prior to joining MFS, Mr. Cole was a High Yield Analyst for Franklin Templeton Investments from 1999 to 2004.

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Transamerica U.S. Government Securities

The following information supplements the information that currently appears under “Management – Portfolio Managers” on Page TUSGS-5 of the prospectus:

Derek S. Brown, CFA is Lead Portfolio Manager of the portfolio and Heidi Y. Hu, CFA and Greg D. Haendel, CFA are each Co-Portfolio Managers of the portfolio.

Investors Should Retain This Supplement for Future Use

AEGON/TRANSAMERICA SERIES TRUST

Mercury Large Cap Value

Supplement dated October 27, 2006 to the currently effective Statement of Additional Information,

as previously supplemented

The following information supplements, amends and replaces the information in the Statement of Additional Information regarding Mercury Large Cap Value (the “portfolio”):

On October 1, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. completed a transaction to merge Merrill Lynch’s investment management business, operated by certain affiliates including the portfolio’s sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury”), and BlackRock, Inc. to create a new independent company, BlackRock Investment Management, LLC (“BlackRock”). The transaction was deemed to result in an “assignment” of the sub-advisory agreement between Mercury and Transamerica Fund Advisors, Inc. (“TFAI”), the investment adviser to the portfolio, which caused the sub-advisory agreement to terminate.

The Board of Trustees of the portfolio has approved a new sub-advisory agreement between TFAI and BlackRock. The portfolio’s sub-advisory agreement with BlackRock has substantially the same terms as the sub-advisory agreement with Mercury, including the services provided and the sub-advisory fee to be paid by TFAI to BlackRock, except that for purposes of calculating the investment sub-advisory fee payable to BlackRock, average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica IDEX Mutual Funds. There has been no change to the investment management teams or the investment programs of the portfolio.

Effective on October 27, 2006, all references to the portfolio in the Statement of Additional Information are hereby changed as follows:

Original Name           New Name

                Mercury Large Cap ValueBlackRock Large Cap Value

In addition, all references to Mercury in the Statement of Additional Information are replaced with references to:

BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

* * * * * * * *

Salomon All Cap

The following information supplements, amends and replaces the information in the Statement of Additional Information regarding Salomon All Cap (the “portfolio”):

Effective October 27, 2006, the Board of Trustees approved the replacement of the portfolio’s sub-adviser, Salomon Brothers Asset Management, Inc. (“Salomon”), by ClearBridge Advisors, LLC (“ClearBridge”). Each of Salomon and ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. There has been no change to the investment management team, investment program, or investment advisory and sub-advisory fees of the portfolio.

Effective October 27, 2006, all references to the portfolio in the Statement of Additional Information are hereby changed as follows:

Original Name           New Name

                Salomon All CapLegg Mason Partners All Cap

In addition, all references to Salomon in the Statement of Additional Information are replaced with references to:

ClearBridge Advisors, LLC, 399 Park Avenue, New York, NY 10022.

* * * * * * * *

Investors Should Retain This Supplement for Future Use